Exchange Offer, Conversion and Merger (Details Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022
Common stock, par value	0.0105
Belpointe REIT [Member]
Secured debt amount	$ 74.0
Bearing interest rate	0.14%	5.00%
Common Class A [Member]
Common stock, par value	0.0105